Form N-1A Supplement	Oct. 14, 2025
YieldMax® Dorsey Wright Featured 5 Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the

Prospectus and Statement of Additional Information (“SAI”),

each dated December 10, 2024,

and each Summary Prospectus each dated December 11, 2024

Effective immediately, all references in the Funds’ summary prospectuses, prospectus and SAI to the frequency of the Funds’ payment of income distributions are hereby changed to reflect that the Funds will seek to make such distributions on a weekly basis.

Please retain this Supplement for future reference.

YieldMax® Dorsey Wright Hybrid 5 Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the

Prospectus and Statement of Additional Information (“SAI”),

each dated December 10, 2024,

and each Summary Prospectus each dated December 11, 2024

Effective immediately, all references in the Funds’ summary prospectuses, prospectus and SAI to the frequency of the Funds’ payment of income distributions are hereby changed to reflect that the Funds will seek to make such distributions on a weekly basis.

Please retain this Supplement for future reference.